TRIBUTARY FUNDS, INC.

Supplement dated October 12, 2010
to the Prospectus dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 11, 2010, KBC Asset Management International Ltd. (“KBCAM”), the investment sub-adviser to the Tributary International Equity Fund (the “International Equity Fund”), and its parent company, were purchased by Kleinwort Benson Group Ltd., a part of RHJ International S.A., a large European financial services group.  Following the transition, KBCAM was rebranded as Kleinwort Benson Investors International Ltd. (“KBI”).  As a result of the change in ownership of KBCAM, the investment sub-advisory agreement between Tributary Capital Management, LLC, the investment adviser to the International Equity Fund (the “Adviser”), and KBCAM (the “KBCAM Sub-Advisory Agreement”) was terminated on October 11, 2010.

On October 8, 2010, the Board of Directors of Tributary Funds, Inc. approved an interim investment sub-advisory agreement between the Adviser and KBI (the “KBI Sub-Advisory Agreement”) that is effective as of October 11, 2010 and will continue until the earlier of March 10, 2011 or the date a definitive investment sub-advisory contract is approved by the shareholders of the International Equity Fund.  The sub-advisory fees to be received by KBI from the Adviser under the KBI Sub-Advisory Agreement are identical to the sub-advisory fees received by KBCAM from the Adviser under the KBCAM Sub-Advisory Agreement.  Additionally, the personnel responsible for the day-to-day investment management decisions for the International Equity Fund will remain the same.

Your Prospectus is hereby amended to incorporate the change in the name of the International Equity Fund’s investment sub-adviser from KBCAM to KBI.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated October 12, 2010
to the Statement of Additional Information dated August 1, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective October 11, 2010, KBC Asset Management International Ltd. (“KBCAM”), the investment sub-adviser to the Tributary International Equity Fund (the “International Equity Fund”), and its parent company, were purchased by Kleinwort Benson Group Ltd., a part of RHJ International S.A., a large European financial services group.  Following the transition, KBCAM was rebranded as Kleinwort Benson Investors International Ltd. (“KBI”).  As a result of the change in ownership of KBCAM, the investment sub-advisory agreement between Tributary Capital Management, LLC, the investment adviser to the International Equity Fund (the “Adviser”), and KBCAM (the “KBCAM Sub-Advisory Agreement”) was terminated on October 11, 2010.

On October 8, 2010, the Board of Directors of Tributary Funds, Inc. approved an interim investment sub-advisory agreement between the Adviser and KBI (the “KBI Sub-Advisory Agreement”) that is effective as of October 11, 2010 and will continue until the earlier of March 10, 2011 or the date a definitive investment sub-advisory contract is approved by the shareholders of the International Equity Fund.  The sub-advisory fees to be received by KBI from the Adviser under the KBI Sub-Advisory Agreement are identical to the sub-advisory fees received by KBCAM from the Adviser under the KBCAM Sub-Advisory Agreement.  Additionally, the personnel responsible for the day-to-day investment management decisions for the International Equity Fund will remain the same.

Your Statement of Additional Information is hereby amended to incorporate the change in the name of the International Equity Fund’s investment sub-adviser from KBCAM to KBI.

Please retain this supplement for future reference.